Goodwill and Intangible Assets - Schedule of Intangible Assets Future Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
2023	$ 4,663
2024	3,841
2025	3,430
2026	2,841
2027	2,494
2028 and thereafter	5,014
Net Carrying Amount	22,283	$ 33,478
Discontinued Operations
Finite-Lived Intangible Assets [Line Items]
2023	3,826
2024	3,162
2025	2,832
2026	2,433
2027	2,172
2028 and thereafter	4,864
Net Carrying Amount	19,289	23,468
Continuing Operations
Finite-Lived Intangible Assets [Line Items]
2023	837
2024	679
2025	598
2026	408
2027	322
2028 and thereafter	150
Net Carrying Amount	$ 2,994	$ 10,010